UNAUDITED PRO FORMA COMBINED STATEMENT OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma	Dec. 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.	May 31, 2012 Red Mountain Resources, Inc.	Dec. 31, 2012 Cross Border Resources, Inc.	Jun. 30, 2012 Cross Border Resources, Inc.
Revenue:
Oil and natural gas sales			$ 9,514	$ 17,696	$ 2,454	$ 6,325	$ 7,060	$ 11,371
Operating Expenses:
Exploration expense			31	314	31	265		49
Production taxes			745	1,217	103	403	642	814
Lease operating expenses			1,866	2,842	565	943	1,301	1,899
Natural gas transportation and marketing expenses			203	180	59	170	144	10
Depreciation, depletion, amortization and impairment	(3,136)	(1,929)	3,855	7,565	1,998	5,149	4,993	4,345
Environmental liability			2,100				2,100
Accretion of discount on asset retirement obligation			91	110	30	44	61	66
General and administrative expense			4,717	10,089	4,099	6,165	618	3,924
Total operating expenses	(3,136)	(1,929)	13,608	22,317	6,885	13,139	9,859	11,107
Loss from Operations	3,136	1,929	(4,094)	(4,621)	(4,431)	(6,814)	(2,799)	264
Other Income (Expense):
Interest and other income			(6)	204		1	(6)	203
Change in fair value of derivative liability			(295)		92		(387)
Change in fair value of warrant liability				(763)		(763)
Bond issuance amortization			(59)	(200)			(59)	(200)
Gain (loss) on derivatives				844				844
Unrealized gain (loss) on investment in Cross Border Resources, Inc. warrants	692	(282)			(692)	282
Equity in earnings of Cross Border Resources, Inc.	431	316			(431)	(316)
Interest expense	49	77	(1,666)	(2,501)	(1,437)	(2,097)	(278)	(481)
Unrealized loss on debentures			(48)		(48)
Unrealized loss on note receivable				(2,725)		(2,725)
Total Other Expense	1,172	111	(2,074)	(5,141)	(2,516)	(5,618)	(730)	366
Loss Before Income Taxes	4,308	2,040	(6,168)	(9,762)	(6,947)	(12,432)	(3,529)	630
Income tax provision
Net loss	$ 4,308	$ 2,040	$ (6,168)	$ (9,762)	$ (6,947)	$ (12,432)	$ (3,529)	$ 630
Basic and diluted net loss per common share (in dollars per share)			$ (0.06)	$ (0.11)	$ (0.08)	$ (0.17)	$ (0.22)	$ 0.04
Basic and diluted weighted average common shares outstanding (in shares)	(4,055)	(4,070)	101,148	85,878	89,045	73,775	16,158	16,173